Cat Financial Financing Activities (Details 7) - Finance Receivables $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($) Contracts	Dec. 31, 2013 USD ($) Contracts
Customer
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts) | Contracts	94	164	194
Pre-TDR Outstanding Recorded Investment	$ 354	$ 373	$ 295
Post-TDR Outstanding Recorded Investment	$ 338	$ 360	$ 299
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts) | Contracts	24	68	26
Post-TDR Recorded Investment	$ 2	$ 4	$ 7
Customer | North America
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts) | Contracts	14	34	62
Pre-TDR Outstanding Recorded Investment	$ 1	$ 12	$ 9
Post-TDR Outstanding Recorded Investment	$ 1	$ 7	$ 9
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts) | Contracts	12	11	19
Post-TDR Recorded Investment	$ 1	$ 1	$ 4
Customer | Europe
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts) | Contracts	23	8	51
Pre-TDR Outstanding Recorded Investment	$ 2	$ 7	$ 7
Post-TDR Outstanding Recorded Investment	$ 2	$ 7	$ 7
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts) | Contracts	0	46	5
Post-TDR Recorded Investment	$ 0	$ 2	$ 0
Customer | Asia Pacific
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts) | Contracts	21	2	3
Pre-TDR Outstanding Recorded Investment	$ 26	$ 0	$ 1
Post-TDR Outstanding Recorded Investment	$ 26	$ 0	$ 1
Customer | Mining
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts) | Contracts	4	51	45
Pre-TDR Outstanding Recorded Investment	$ 65	$ 185	$ 123
Post-TDR Outstanding Recorded Investment	$ 65	$ 176	$ 123
Customer | Latin America
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts) | Contracts	11	51	16
Pre-TDR Outstanding Recorded Investment	$ 1	$ 32	$ 2
Post-TDR Outstanding Recorded Investment	$ 2	$ 31	$ 2
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts) | Contracts	12	11	0
Post-TDR Recorded Investment	$ 1	$ 1	$ 0
Customer | Caterpillar Power Finance
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts) | Contracts	21	18	17
Pre-TDR Outstanding Recorded Investment	$ 259	$ 137	$ 153
Post-TDR Outstanding Recorded Investment	$ 242	$ 139	157
Additional funds loaned not recorded as TDRs			$ 25
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts) | Contracts	0	0	2
Post-TDR Recorded Investment	$ 0	$ 0	$ 3
Dealer
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	0	0	0